Provisions (Detail 1) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 3,641	$ 3,673	$ 2,982
Provisions for expected credit losses	175	214	201
Total provisions	$ 3,817	$ 3,886	$ 3,183